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                                                              [LOGO OF MetLife]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

July 22, 2015

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-178515/811-08306
     Class O
     Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus Supplement dated July 20, 2015 to the Prospectus dated May 1, 2015 and Statement of Additional Information ("SAI") Supplement dated July 20, 2012 to the SAI dated May 1, 2015, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and Statement of Additional Information Supplements contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on July 14, 2015.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John B. Towers
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John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company